SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—98.5%			Food & Staples Retailing (Continued)
Consumer Discretionary—16.1%			CP ALL PCL	74,529,700$	209,873,537
Auto Components—3.3%					514,217,461
Continental AG	730,704$	101,077,666	Food Products—4.0%
Koito			Barry Callebaut AG	115,008	224,972,774
Manufacturing Co.			Saputo, Inc.	5,583,497	168,630,240
Ltd.	5,187,400	259,822,756	WH Group Ltd.[2]	298,786,000	291,342,218
Valeo SA	6,456,203	201,515,881			684,945,232
		562,416,303
			Tobacco—0.8%
Entertainment—1.1%			Swedish Match AB	3,337,257	127,550,115
Ubisoft
Entertainment SA1	2,350,970	194,949,137	Energy—1.4%
Hotels, Restaurants & Leisure—1.1%			Energy Equipment & Services—1.4%
Carnival Corp.	3,804,919	179,706,324	TechnipFMC plc	8,918,906	245,056,344
Flutter			Financials—4.3%
Entertainment plc	225,450	17,858,763	Commercial Banks—2.0%
		197,565,087	ICICI Bank Ltd. ,
Household Durables—1.7%			Sponsored ADR	27,653,915	337,654,302
SEB SA, Prime[1]	1,763,577	282,477,881	Insurance—2.3%
Internet & Catalog Retail—1.2%			Legal & General
			Group plc	48,148,213	152,718,859
Alibaba Group			Prudential plc	11,607,103	239,383,691
Holding Ltd. ,
Sponsored ADR[1]	1,171,249	202,754,915			392,102,550
Multiline Retail—1.2%			Health Care—17.4%
Dollarama, Inc.	5,392,866	199,811,447	Biotechnology—4.8%
			Ascendis Pharma
Specialty Retail—1.3%			AS, ADR[1]	441,150	51,067,524
Nitori Holdings			CSL Ltd.	1,880,883	293,695,554
Co. Ltd.	1,676,500	226,196,745	Galapagos NV1	482,281	83,682,276
Textiles, Apparel & Luxury Goods—5.2%			Grifols SA	11,917,554	385,465,499
Cie Financiere					813,910,853
Richemont SA	2,526,490	215,642,711	Health Care Equipment & Supplies—5.6%
Hermes			Hoya Corp.	4,444,410	341,468,473
International	591,362	415,586,335	LivaNova plc[1]	758,370	58,432,409
LVMH Moet			Medtronic plc	1,479,760	150,846,734
Hennessy Louis			ResMed, Inc.	1,200,570	154,513,359
Vuitton SE	593,960	245,598,439	Siemens
		876,827,485	Healthineers AG2	5,943,034	248,280,274
Consumer Staples—10.3%					953,541,249
Beverages—2.5%			Health Care Providers & Services—1.1%
Heineken NV	1,705,440	183,044,937	Fresenius Medical
Pernod Ricard SA	1,339,892	234,603,258	Care AG & Co.
		417,648,195	KGaA	2,638,466	183,784,236
Food & Staples Retailing—3.0%			Life Sciences Tools & Services—1.9%
Alimentation			Lonza Group AG1	922,932	315,726,738
Couche-Tard, Inc. ,
Cl. B	4,965,057	304,343,924	Pharmaceuticals—4.0%
			Bayer AG	2,558,464	166,175,428

1 INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Pharmaceuticals (Continued)			Electronic Equipment, Instruments, & Components
Novo Nordisk AS,			(Continued)
Cl. B	6,039,291$	289,865,728	Keyence Corp.	571,842$	326,342,308
Roche Holding AG	849,603	227,485,127			719,002,274
		683,526,283	IT Services—3.5%
Industrials—19.1%			Amadeus IT Group
Aerospace & Defense—1.7%			SA	2,423,534	189,568,305
Airbus SE	2,044,713	289,071,843	Atos SE	344,930	27,788,166
Commercial Services & Supplies—3.7%			EPAM Systems, Inc.[1]	1,342,850	260,230,902
Edenred	7,354,230	368,778,870	Worldline SA1,2	1,691,524	120,931,649
Prosegur Cash SA2	50,298,553	101,923,151			598,519,022
Prosegur Cia de			Semiconductors & Semiconductor
Seguridad SA3	33,852,711	157,732,031	Equipment—8.1%
		628,434,052	ams AG1,3	2,837,018	147,948,967
Construction & Engineering—0.5%			ASML Holding NV	1,965,302	435,914,995
Boskalis			Infineon
Westminster[3]	3,389,218	76,672,671	Technologies AG	21,816,406	413,425,918
			STMicroelectronics
Electrical Equipment—3.8%			NV	17,924,660	328,997,108
Legrand SA	3,142,070	221,497,808	Taiwan
Melrose Industries			Semiconductor
plc	64,097,000	143,811,528	Manufacturing Co.
Nidec Corp.	2,081,570	279,240,580	Ltd.	6,227,000	51,481,553
		644,549,916			1,377,768,541
Machinery—7.0%			Software—7.8%
Aalberts NV	4,569,907	183,776,187	Atlassian Corp. plc,
Atlas Copco AB,			Cl. A1	458,750	64,280,050
Cl. A	8,510,013	260,669,965	Blue Prism Group
Epiroc AB, Cl. A	15,034,743	164,641,546	plc[1]	989,390	17,160,481
Kubota Corp.	11,720,600	181,623,845	Dassault Systemes
VAT Group AG1,2,3	2,209,117	276,060,758	SE	1,220,490	184,761,075
Weir Group plc			SAP SE	3,460,349	429,248,619
(The)	7,038,288	127,461,249	Temenos AG1	1,983,470	348,387,177
		1,194,233,550	Xero Ltd.[1]	6,341,611	280,404,080
Professional Services—1.0%					1,324,241,482
Intertek Group plc	2,363,020	163,353,694	Materials—4.0%
Trading Companies & Distributors—1.4%			Chemicals—1.5%
Bunzl plc	4,311,220	112,822,916	Sika AG	1,786,000	258,070,199
Ferguson plc	1,765,669	131,502,625	Construction Materials—0.7%
		244,325,541	James Hardie
Information Technology—25.9%			Industries plc	9,032,471	121,569,605
Communications Equipment—2.2%			Containers & Packaging—1.8%
Nokia OYJ	68,994,799	371,771,189	CCL Industries, Inc. ,
Electronic Equipment, Instruments, &			Cl. B	6,038,348	301,963,152
Components—4.3%			Total Common Stocks
			(Cost $11,540,167,857)	16,726,209,289
Hitachi Ltd.	11,039,400	392,659,966

2 INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

	Shares	Value		Shares	Value
Preferred Stock—0.0%			Investment Company—0.7%
Zee Entertainment			Invesco
Enterprises Ltd. , 6%			Oppenheimer
Cum. Non-Cv. (Cost			Institutional
$—)	17,213,928 $	1,351,388	Government Money
Market Fund, Cl.
IN, 2.29%[4] (Cost
			$118,353,726)	118,353,726	$118,353,726

Total
Investments,
at Value (Cost
			$11,658,521,583)	99.2% 16,845,914,403
Net Other Assets
			(Liabilities)	0.8	128,741,718
			Net Assets	100.0% $ 16,974,656,121

Footnotes to Schedule of Investments
1. Non-income producing security.
2. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the
1933 Act, typically to qualified institutional buyers.The aggregate value of these securities at July 31, 2019 was
$1,038,538,050, which represented 6.12% of the Fund’s Net Assets.
3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares
	November 30,	Gross		Gross	Shares
	2018	Additions		Reductions	July 31, 2019
Common Stock
Commercial Services &
Supplies
Prosegur Cia de Seguridad SA	33,680,042	172,669		—	33,852,711
Construction & Engineering
Boskalis Westminster[a]	9,911,736	37,615		6,560,133	3,389,218
Domino's Pizza Group plc	42,691,271	—		42,691,271	—
Scout24 AG	6,062,080	—		6,062,080	—
Machinery
VAT Group AG	2,197,849	11,268		—	2,209,117
Semiconductors &
Semiconductor Equipment
ams AGa	4,793,798	—		1,956,780	2,837,018
					Change in
				Realized	Unrealized
	Value	Income		Gain (Loss)	Gain (Loss)
Common Stock
Commercial Services &
Supplies
Prosegur Cia de Seguridad SA	$157,732,031	$2,972,355	$	— $	(18,467,579)
Construction & Engineering

3 INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (Continued)

					Change in
				Realized	Unrealized
		Value	Income	Gain (Loss)	Gain (Loss)
Boskalis Westminster[a]	$	—[b] $	3,380,259	$(93,643,504)	$54,096,970
Domino's Pizza Group plc		—	2,227,151	26,683,395	(31,680,380)
Scout24 AG		—	—	73,040,032	(22,133,334)
Machinery
VAT Group AG		276,060,758	8,761,557	—	45,323,819
Semiconductors &
Semiconductor Equipment
ams AGa		—[b]	— (149,702,892)		219,727,161
Total		$433,792,789	$17,341,322 $ (143,622,969)		$246,866,657
a. No longer an affiliate at period end.
b. The security is no longer an affiliate. Therefore, the value has been excluded from this table.

4. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
France	$2,787,560,343	16.6%
Switzerland	2,195,342,593	13.0
Japan	2,007,354,674	11.9
Germany	1,541,992,140	9.2
United Kingdom	1,201,768,762	7.1
Canada	974,748,763	5.8
United States	922,083,454	5.5
Netherlands	879,408,790	5.2
Spain	834,688,986	5.0
Sweden	552,861,626	3.3
Finland	371,771,189	2.2
Australia	357,975,603	2.1
Denmark	340,933,252	2.0
India	339,005,690	2.0
Hong Kong	291,342,218	1.7
New Zealand	280,404,080	1.7
Thailand	209,873,537	1.2
China	202,754,914	1.2
Austria	147,948,967	0.9
Ireland	139,428,368	0.8
Jersey, Channel Islands	131,502,625	0.8
Belgium	83,682,276	0.5
Taiwan	51,481,553	0.3
Total	$ 16,845,914,403	100.0%

4 INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

Note 1 – Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$582,272,686$	2,160,726,314$	— $	2,742,999,000
Consumer Staples	472,974,164	1,271,386,839	—	1,744,361,003
Energy	—	245,056,344	—	245,056,344
Financials	337,654,302	392,102,550	—	729,756,852
Health Care	414,860,026	2,535,629,333	—	2,950,489,359
Industrials	—	3,240,641,267	—	3,240,641,267
Information Technology	324,510,952	4,066,791,556	—	4,391,302,508

Materials	301,963,152	379,639,804	—	681,602,956
Preferred Stock	1,351,388	—	—	1,351,388
Investment Company	118,353,726	—	—	118,353,726
Total Assets	$ 2,553,940,396 $ 14,291,974,007 $		— $ 16,845,914,403

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out	Transfers into
	of Level 1*	Level 2*
Assets Table
Investments, at
Value:
Common Stocks
Consumer
Discretionary	$276,878,659 $	276,878,659
Industrials	275,849,592	275,849,592
Information
Technology	623,788,349	623,788,349
Total Assets	$1,176,516,600 $	1,176,516,600

5 INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS Unaudited / Continued

* Transfers from Level 1 to Level 2 are a result of a change in pricing methodology to the use of a valuation determined based on observable market information other than quoted prices from an active market due to a lack of available unadjusted quoted prices.

6 INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND